Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	Midstates Petroleum Company, Inc.
Entity Central Index Key	0001533924
Document Type	S-4
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Filer Category	Accelerated Filer